Summary of Significant Accounting Policies (Details) - USD ($)				12 Months Ended
	Nov. 24, 2023	Nov. 22, 2023	Mar. 24, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 18, 2023	May 18, 2022	Oct. 19, 2021	Sep. 08, 2021	Aug. 13, 2021	Feb. 18, 2021	Feb. 06, 2021	Jul. 30, 2020
Summary of Significant Accounting Policies [Line Items]
Working capital (in Dollars)				$ 760,201
Net loss (in Dollars)				122,200,000
Operation cash flow (in Dollars)				11,200,000
Cash (in Dollars)				2,991,563	$ 9,380,322
Share issued (in Shares)					95,313		84,033	155		6,985	12,727			101
Shareholders compensation (in Shares)			698,301
Cash balances (in Dollars)				2,991,563	$ 9,380,322
Restricted cash (in Dollars)				1,723,937
Intangible assets acquired (in Dollars)				2,272,829
Impairment long-lived assets (in Dollars)
Goodwill acquired (in Dollars)				$ 19,497,104
Revenue rate				1.10%
Balance of customer deposits (in Dollars)				$ 2,175,896	1,376,998
Advertising expense (in Dollars)				$ 44,120	25,373	$ 279,979
Income tax benefit percentage				50.00%
VAT rates				13.00%
Cash and restricted cash (in Dollars)				$ 4,715,500	$ 9,380,322	$ 7,056,248
Depreciation percentage				2.90%	8.20%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract amount				30.00%
VAT percentage				3.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Contract amount				50.00%
VAT percentage				13.00%
Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				27.10%	31.80%	12.80%
Customer One [Member] | Accounts Receivable Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				15.90%
Customers Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				15.50%
Customers Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				15.10%
Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Aggregate Purchase (in Dollars)	$ 40,000,000
Share price (in Dollars per share)	$ 0.3
Share issued (in Shares)	130,463,140			49,319			1,260,504		88			242	100
Suppliers One [Member] | Purchases Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				36.80%	38.10%	15.80%
Suppliers One [Member] | Accounts Payable Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				24.50%	10.90%
Suppliers Two [Member] | Purchases Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				21.00%	14.80%
Suppliers Three [Member] | Purchases Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration risk, percentage				20.20%	12.10%
Cash Equivalents [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and restricted cash (in Dollars)				$ 4,056,150	$ 5,418,450
Smartconn Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Shareholders compensation (in Shares)		53,388,709
Goodwill acquired (in Dollars)				21,105,559
Boxinrui Acquisition [Member]
Summary of Significant Accounting Policies [Line Items]
Shareholders compensation (in Shares)		69,141,256
Goodwill acquired (in Dollars)				$ 8,580,543